SCHEDULE OF POUGHKEEPSIE STORE ASSETS SOLD AND GAIN FROM THE SALE (Details) - Poughkeepsie [Member] - Mother Earth's Storehouse, Inc. [Member]	Sep. 30, 2020 USD ($)
Cash	$ 50,000
Issuance of promissory note	175,000
Consideration received	225,000
Inventory	175,000
Fixed assets, net book value	102,530
Net Assets	277,530
Net loss	$ (52,530)